Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES
11.	LEASES

The Group has entered into operating lease agreements for certain offices, which are substantially located in PRC. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the consolidated financial statements upon lease commencement, which is the date when the lessor makes the underlying asset available for use by the lessee.

The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	December 31,
	2022	2023

Operating lease right-of-use assets, net	$344	$1,280

Lease liabilities - current	$315	$748
Lease liabilities – non-current	-	504
Total operating lease liabilities	$315	$1,252

The components of lease expenses were as follows:

	For the years ended December 31,
	2022	2023
Lease cost
Amortization of right-of-use assets	$619	$754
Interest of operating lease liabilities	29	40
Total Lease cost	$648	$794

Other information related to leases where the Group is the lessee is as follows:

	For the years ended December 31,
	2022	2023

Weighted-average remaining lease term	0.61	1.11
Weighted-average discount rate	4.30%	4.30%

As of December 31, 2023, the following is a schedule of future minimum payments under the Group’s operating leases:

For the year ended December 31,	Operating Leases
2024	$788
2025	510
2026	2
Total lease payments	1,300
Less: imputed interest	(48)
Total	$1,252